N-2	Aug. 24, 2022
Cover [Abstract]
Entity Central Index Key	0000793040
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	Ellsworth Growth and Income Fund Ltd.
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	800
Local Phone Number	422-3554
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
Contact Personnel Name	James A. Dinsmore